FRANKLIN TEMPLETON GROUP
                          777 Mariners Island Boulevard
                           San Mateo, California 94404



December 1, 1997



Filed Via EDGAR (CIK #0000083293)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Re:  Franklin Gold Fund
       File Nos. 2-30761 and 811-1700

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on November 24, 1997.

Sincerely,

Franklin Gold Fund



/s/Larry L. Greene
Larry L. Greene
Senior Corporate Counsel


LLG:le

cc:   Mark Plafker, Esq.